Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Results by segment
Gross revenues	$ 48,753	$ 62,345	$ 48,217
Cost and expenses	(29,142)	(27,950)	(22,384)
Research and development	(1,478)	(1,674)	(878)
Depreciation, depletion and amortization	(4,396)	(4,122)	(3,260)
Gain (Loss) on sale of assets	(491)	1,513
Impairment on assets	(4,023)
Operating income	9,223	30,112	21,695
Total non-operating income (expenses)	(3,801)	(3,313)	(1,381)
Discontinued operations, net of tax			(143)
Impairment on investments	(1,641)
Equity in results of affiliates and joint ventures and other investments	640	1,135	987
Income taxes	833	(5,282)	(3,705)
Net income (loss) attributable to noncontrolling interests	257	233	(189)
Net income attributable to the Company's stockholders	5,511	22,885	17,264
Bulk Material
Results by segment
Gross revenues	35,662	46,904	36,214
Cost and expenses	(17,542)	(16,422)	(13,325)
Research and development	(732)	(649)	(289)
Depreciation, depletion and amortization	(2,007)	(1,847)	(1,536)
Gain (Loss) on sale of assets	(377)
Impairment on assets	(1,029)
Operating income	13,975	27,986	21,064
Total non-operating income (expenses)	(3,902)	(2,966)	(332)
Equity in results of affiliates and joint ventures and other investments	765	1,095	1,013
Income taxes	(389)	(4,202)	(3,980)
Net income (loss) attributable to noncontrolling interests	65	105	5
Net income attributable to the Company's stockholders	10,514	22,018	17,770
Base Metals
Results by segment
Gross revenues	7,133	9,627	8,200
Cost and expenses	(6,135)	(6,350)	(5,916)
Research and development	(395)	(413)	(277)
Depreciation, depletion and amortization	(1,647)	(1,572)	(1,359)
Gain (Loss) on sale of assets		1,513
Impairment on assets	(2,848)
Operating income	(3,892)	2,805	648
Total non-operating income (expenses)	195	(1)	(80)
Discontinued operations, net of tax			(143)
Impairment on investments	(975)
Equity in results of affiliates and joint ventures and other investments	(19)	101	(10)
Income taxes	69	(954)	240
Net income (loss) attributable to noncontrolling interests	207	88	(209)
Net income attributable to the Company's stockholders	(4,415)	2,039	446
Fertilizers
Results by segment
Gross revenues	3,777	3,547	1,845
Cost and expenses	(3,036)	(2,753)	(1,669)
Research and development	(109)	(104)	(72)
Depreciation, depletion and amortization	(463)	(458)	(200)
Gain (Loss) on sale of assets	(114)
Operating income	55	232	(96)
Total non-operating income (expenses)	(48)	(55)	32
Income taxes	1,203	(114)	(12)
Net income (loss) attributable to noncontrolling interests	(54)	(31)	19
Net income attributable to the Company's stockholders	1,156	32	(57)
Logistic
Results by segment
Gross revenues	1,644	1,726	1,465
Cost and expenses	(1,591)	(1,467)	(1,120)
Research and development	(12)	(121)	(75)
Depreciation, depletion and amortization	(238)	(229)	(146)
Operating income	(197)	(91)	124
Total non-operating income (expenses)	(60)	(207)	(43)
Equity in results of affiliates and joint ventures and other investments	112	125	94
Income taxes	(18)	(12)	20
Net income attributable to the Company's stockholders	(163)	(185)	195
Others
Results by segment
Gross revenues	537	541	493
Cost and expenses	(838)	(958)	(354)
Research and development	(230)	(387)	(165)
Depreciation, depletion and amortization	(41)	(16)	(19)
Impairment on assets	(146)
Operating income	(718)	(820)	(45)
Total non-operating income (expenses)	14	(84)	(958)
Impairment on investments	(666)
Equity in results of affiliates and joint ventures and other investments	(218)	(186)	(110)
Income taxes	(32)		27
Net income (loss) attributable to noncontrolling interests	39	71	(4)
Net income attributable to the Company's stockholders	$ (1,581)	$ (1,019)	$ (1,090)